Commitments,contingencies,and guarantees - Summary of Estimated Amount of Contracts Remaining to be Executed on Capital Accounts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	₨ 136,878	$ 1,980	₨ 129,858
Oil And Gas [member] | Cairn India [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	55,104	797	43,041
Aluminium sector [member] | Lanjigarh Refinery (Phase II) [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	14,429	209	13,353
Aluminium sector [member] | Jharsuguda 125 MTPA smelter [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	4,600	67	4,910
Zinc sector [member] | Zinc India [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	19,641	284	19,844
Zinc sector [member] | Gamsberg mining & milling project [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	1,832	26	10,572
Copper sector [member] | Tuticorin Smelter 400 KTPA [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	27,941	404	27,578
Copper sector [member] | Other [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	₨ 13,331	$ 193	₨ 10,560